Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Entity State Store	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Significant Accounting Policies [Line Items]
Number of joint ventures | Entity	3
Allowance for doubtful accounts	$ 6,049,000	$ 6,169,000
Capitalized vendor rebates	11,621,000	9,926,000
Goodwill and intangible assets impairment	0	0	$ 0
Advertising expense	24,677,000	22,242,000	21,150,000
Shipping and handling costs	$ 47,670,000	$ 42,809,000	$ 41,345,000
Minimum | Buildings and Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Minimum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Minimum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives in years	5 years
Maximum | Buildings and Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Maximum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Maximum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives in years	7 years
Watsco, Inc.
Significant Accounting Policies [Line Items]
Number of locations from which entity operates | Store	560
Number of states in which entity operates | State	37